Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share (Detail) - shares shares in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	10,283	0	10,283	10,000
Share purchase options [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	283	0	283	0
Share purchase warrants [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	10,000	0	10,000	10,000